SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Payment Arrangements [Abstract]
Disclosure of terms and conditions of share-based payment arrangement
Share options vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date and one-third on the third anniversary of the grant date and have a contractual life of seven years. In 2021, Pembina granted select executive officers and non-officers stock options that vest after a four-year period and expire seven years after issuance.
Long-Term Share Unit Award Incentive Plan(1)

Grant date RSUs, PSUs and DSUs to Officers, Employees and Directors (thousands of units, except as noted)	PSUs (2)	RSUs (2)	DSUs	Total
2022	623	1,202	39	1,864
2023	626	1,217	34	1,877
(1)    Distribution units are granted in addition to RSU and PSU grants based on notional accrued dividends.
(2)    Contractual life of 3 years.

Disclosure of number and weighted average exercise prices of share options
The number and weighted average exercise prices of share options is as follows:

(thousands of options, except as noted)	Number of Options	Weighted Average Exercise Price (dollars)
Balance at December 31, 2021	19,971	$41.33
Granted	599	$45.61
Exercised(1)	(7,722)	$41.42
Forfeited	(332)	$38.60
Expired	(431)	$41.31
Balance at December 31, 2022	12,085	$41.56
Granted	577	$45.37
Exercised(1)	(1,412)	$36.24
Forfeited	(181)	$39.85
Expired	(387)	$44.80
Balance at December 31, 2023	10,682	$42.38
(1) Exercise represents the gross number of options exercised by the employee. Beginning in the fourth quarter of 2022, Pembina issued the net number of common shares equivalent to the employee's gain upon exercise.
Disclosure of range of exercise prices of outstanding share options
As of December 31, 2023, the following options are outstanding:

(thousands of options, except as noted) Exercise Price (dollars)	Number Outstanding at December 31, 2023	Options Exercisable	Weighted Average Remaining Life
$26.83 – $37.03	2,058	1,714	4
$37.04 – $43.56	2,010	740	3
$43.57 – $45.50	2,482	2,154	3
$45.51 – $48.08	2,031	1,483	3
$48.09 – $49.78	2,101	2,102	2
Total	10,682	8,193	3

Disclosure of number and weighted average remaining contractual life of outstanding share options
As of December 31, 2023, the following options are outstanding:

(thousands of options, except as noted) Exercise Price (dollars)	Number Outstanding at December 31, 2023	Options Exercisable	Weighted Average Remaining Life
$26.83 – $37.03	2,058	1,714	4
$37.04 – $43.56	2,010	740	3
$43.57 – $45.50	2,482	2,154	3
$45.51 – $48.08	2,031	1,483	3
$48.09 – $49.78	2,101	2,102	2
Total	10,682	8,193	3

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
Share Options Granted

For the years ended December 31 (dollars, except as noted)	2023	2022
Weighted average
Fair value at grant date	8.96	11.43
Expected volatility (percent)	35.7	46.6
Expected option life (years)	3.67	3.67
Expected annual dividends per option	2.66	2.55
Expected forfeitures (percent)	7.4	7.3
Risk-free interest rate (based on government bonds) (percent)	3.9	1.7

Disclosure of employee share-based compensation expense
Employee Expenses

For the years ended December 31
($ millions)	2023	2022
Share option plan, equity settled	5	10
Long-term share unit award incentive plan	67	116
Share-based compensation expense	72	126

Total carrying amount of liabilities for cash settled arrangements	163	161
Total intrinsic value of liability for vested benefits	108	97